STOCKHOLDERS' EQUITY (Details 6) (USD $)	12 Months Ended			0 Months Ended	2 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012	Dec. 16, 2013 Common Stock	Mar. 31, 2014 Common Stock
Common Stock Warrants
Common stock reacquired (in shares)				127,015	492,513
Value of common stock reacquired	$ 44,455			$ 44,455	$ 181,421
Treasury stock, at cost, shares	127,015	619,528	0
Treasury stock, at cost	$ 44,455	$ 225,876